Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	Calvert Management Series
Central Index Key	dei_EntityCentralIndexKey	0000319676
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2015
Prospectus Date	rr_ProspectusDate	Jul. 15, 2015
Calvert Tax-Free Responsible Impact Bond Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	cik0000743773_SupplementTextBlock
CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
Supplement to
Calvert Tax-Free Bond Fund Prospectus (Class A)
dated April 30, 2015
Calvert Tax-Free Responsible Impact Bond Fund Prospectus (Class C and Y)
dated July 15, 2015
Calvert Tax-Free Responsible Impact Bond Fund Prospectus (Class I)
dated July 15, 2015
Date of Supplement: October 1, 2015
Effective immediately, Calvert Tax-Free Responsible Impact Bond Fund (the "Fund") has adopted the Calvert Principles for Responsible Investment. Furthermore, effective November 16, 2015, the Fund has approved the addition of another portfolio manager to the Fund to better reflect a team approach to portfolio management.
Responsible Investment Principles
Effective immediately, each Prospectus is hereby amended as follows:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The last paragraph under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary is deleted and replaced with the following:
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary, delete “Tobacco Exclusion Risk” and insert the following:
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance, depending on whether such sectors or investments are in or out of favor in the market.